Fair Value Measurements (Tables)	5 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$350,005,400	$350,005,400	$—	$—
Liabilities:
Warrant liability – Public Warrants	$29,633,334	$29,633,334	$—	$—
Warrant liability – Private Placement Warrants	$18,533,334	$—	$—	$18,533,334

Schedule of Unobservable Inputs Used in Monte Carlo Simulation Model to Value Public Warrants at Date of Initial Public Offering and Black-Scholes Model to Measure Private Warrant Liabilities Within Level 3	The significant unobservable inputs used in the Monte Carlo simulation model to value the Public Warrants at the date of the Initial Public Offering and the Black-Scholes model to measure the Private Warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of June 30, 2021
Stock price	$10.37
Strike price	$11.50
Term (in years)	5.3
Volatility	32.0%
Risk-free rate	0.92%
Dividend yield	0.0%
Fair value of warrants	2.54 - 2.78

Summary of Changes in Fair Value of Level 3 Warrant Liabilities	The following table provides a summary of the changes in fair value of the Level 3 warrant liabilities:

Level 3 Private Placement
Beginning balance as of January 29, 2021 (inception)	$—
Initial measurement at March 26, 2021	10,200,000
Change in value inputs or other assumptions	8,333,334

Fair value as of June 30, 2021	$18,533,334